Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Cash flows from operating activities:
Net loss	$ (9,210,000)	$ (4,232,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash stock-based compensation expense	426,000	366,000
Intangible asset impairment	520,000
Depreciation and amortization	857,000	628,000
(Gain) loss on warrant liability, net of deferred loan fees amortization	(489,000)	24,000
Gain on cancellation of acquisition promissory note	(289,000)
Deferred income taxes		(227,000)
Change in deferred rent	134,000
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable	1,235,000	(650,000)
Prepaid expenses and other assets	170,000	(235,000)
Due to ancillary network	592,000	263,000
Accounts payable	175,000	391,000
Accrued liabilities	187,000	576,000
Net cash used in operating activities	(5,923,000)	(3,096,000)
Cash flows from investing activities:
Cost of acquisitions		(5,030,000)
Additions to property and equipment	(193,000)	(422,000)
Net cash used in investing activities	(193,000)	(5,452,000)
Cash flows from financing activities:
Proceeds from issuance of common stock and option exercises	33,000	2,000,000
Proceeds from borrowings under lines of credit	6,084,000	2,834,000
Principal payments on capital lease obligations	(85,000)	(14,000)
Principal payments on long-term debt	(661,000)	(17,000)
Offering costs, paid and deferred	(78,000)
Net cash provided by financing activities	5,293,000	4,803,000
Net decrease in cash and cash equivalents	(823,000)	(3,745,000)
Cash and cash equivalents at beginning of period	1,020,000	6,207,000
Cash and cash equivalents at end of period	197,000	2,462,000
Supplemental cash flow information:
Cash paid (received) for taxes, net of refunds	(6,000)	25,000
Cash paid for interest	280,000	36,000
Supplemental non-cash operating and financing activity:
Offering costs, unpaid and deferred	7,000
Reclassified property and equipment from prepaid expenses	51,000
Warrants issued as deferred financing costs	347,000	1,690,000
Debt issued as consideration in business combination		$ 1,308,000
Due to Healthsmart [Member]
Changes in operating assets and liabilities, net of effects of acquisitions:
Due to ancillary network	$ (231,000)